COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2020
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 20,200	$ 16,900
Loans and Leases Receivable, Commitments, Fixed Rates	75,000	69,300
Loans and Leases Receivable, Commitments, Variable Rates	$ 4,400,000	$ 3,700,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	31 years 7 months 6 days	31 years 7 months 6 days
Letters of credit issued to guarantee performance of a client to a third party	$ 36,600	$ 25,100
Derivative, Notional Amount	22,586,161	16,941,027
Estimated Litigation Liability						$ 0
Shareholders’ equity	2,769,216	2,438,041		$ 2,267,974	$ 2,041,373
Retained earnings
Commitments and Contingencies Disclosure [Line Items]
Shareholders’ equity	1,437,286	1,276,329		$ 1,136,718	$ 968,237
Cumulative Effect, Period of Adoption, Adjustment | Retained earnings
Commitments and Contingencies Disclosure [Line Items]
Shareholders’ equity		600	$ 600
Credit Default Swap
Commitments and Contingencies Disclosure [Line Items]
Derivative, Notional Amount	335,000	310,700
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 4,500,000	$ 3,800,000